Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EOL and MR contract maintenance rights expense		$ 76,611	$ 157,792	$ 355,845
MR contract maintenance rights write-off due to maintenance liability release		19,848	29,656	77,494
EOL contract maintenance rights write-off due to cash receipt		148,289	99,671	106,433
Maintenance rights write-off	[1]	244,748	287,119	539,772
Non-Cash Investing And Financing Activities
Flight equipment reclassified to net investment in finance and sales-type leases		143,400	76,900	332,200
Flight equipment reclassified to held for sale, net		1,600,000	979,200	1,696,700
Accrued maintenance liability settled with buyers upon sale or disposal of assets		$ 249,187	261,240	275,400
Non-Cash Investing And Financing Activities | Other Assets
Flight equipment reclassified to inventory, net			$ 38,400	$ 20,600

[1]
Maintenance rights write-off consisted of the following:

EOL and MR contract maintenance rights expense	$76,611	$157,792	$355,845
MR contract maintenance rights write-off due to maintenance liability release	19,848	29,656	77,494
EOL contract maintenance rights write-off due to cash receipt	148,289	99,671	106,433
Maintenance rights write-off	$244,748	$287,119	$539,772